Other current liabilities	12 Months Ended
Mar. 31, 2019
Other current liabilities
Other current liabilities

38  Other current liabilities

	March 31,
	2018	2019
Advance from customers	894,487	702,444
Statutory liabilities	260,786	266,159
Other liabilities	80,700	93,402
Lease rent equalization	2,327	3,217
Interest accrued on term loan	7,647	3,155
Total	1,245,947	1,068,377